Note 17 - Financial Instruments (Detail) - The following tables summarize the valuation of our financial instruments as of December 31, 2011 an (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value	$ 5,812	$ 8,467
Fair Value, Inputs, Level 2 [Member]
Fair value	$ 5,812	$ 8,467